Subsequent Events (Details Narrative) - USD ($)						3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 05, 2021	Mar. 12, 2021	Jul. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Number of shares issued							35,109,231
Repurchase price per share						$ 0.01	$ 0.01
VitaNova Partners, LLC. [Member]
Number of shares issued					55,612,837		55,612,837
Proceeds from sale lease back						$ 6,000,000
VitaNova Partners, LLC. [Member] | Forecast [Member]
Number of shares repurchased, shares	20,503,600	20,503,600
Number of shares repurchased		$ 3,000,000
Subsequent Event [Member]
Number of shares issued				20,503,600
Subsequent Event [Member] | RM Materials, LLC [Member]
Number of shares issued			61,511,800
Subsequent Event [Member] | VitaNova Partners, LLC. [Member]
Number of shares issued			41,007,200
Subsequent Event [Member] | VitaNova Solar Partners, LLC [Member]
Repurchase price per share			$ 0.0001